Leases	12 Months Ended
Dec. 31, 2025
Leases
Leases

13. Leases

The Group has office space under non-cancelable operating lease agreements.

A summary of supplemental information related to operating leases as of December 31, 2024 and 2025 are as follows:

	December 31,	December 31,
	2024	2025
	RMB‘000	RMB‘000
Operating lease right-of-use asset	18,606	19,548
Operating lease liabilities-current	(7,860)	(8,078)
Operating lease liabilities-non-current	(11,743)	(11,426)
Total operating lease liabilities	(19,603)	(19,504)
Weighted average remaining lease term	2.16 years	2.47 years
Weighted average discount rate	4.75%	4.75%

A summary of lease cost recognized in the Group’s consolidated statements of comprehensive income/(loss) are as follows:

	December 31,	December 31,
	2024	2025
	RMB‘000	RMB‘000
Other information
Operating lease cost	9,024	8,890
Short-term lease cost	761	313
Total	9,785	9,203

A summary of supplemental cash flow information related to leases are as follows:

	December 31,	December 31,
	2024	2025
	RMB‘000	RMB‘000
Cash payments for operating leases	10,003	8,849
Right-of-use assets obtained in exchange for lease obligations	—	9,231

A summary of maturity of operating lease liabilities under the Group’s operating leases as of December 31, 2024 is as follows:

December 31,
2025
RMB‘000
2026	8,592
2027	8,258
2028	4,121
Total lease payment	20,971
Less: interest	(1,467)
Present value of operating lease liabilities	19,504